Shareholder Report	12 Months Ended	19 Months Ended	42 Months Ended	83 Months Ended	87 Months Ended	107 Months Ended
	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Small Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock K6 Fund
Class Name	Fidelity® Small Cap Stock K6 Fund
Trading Symbol	FKICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Stock K6 Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock K6 Fund	$ 71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark Russell 2000 Index for the fiscal year, especially within industrials. Also hurting were our stock picks in financials, primarily within the insurance industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor was an overweight in CBIZ (-55%). This period we increased our position in the stock, which was among the fund's biggest holdings. A second notable relative detractor was an overweight in Baldwin Insurance (-45%). The company was among the fund's largest holdings for the 12 months. Another notable relative detractor was avoiding Bloom Energy, a benchmark component that gained roughly 1447%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in consumer discretionary. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative result. Also bolstering relative performance was an overweight in industrials.
•The top individual relative contributor was an overweight in IES Holdings (+221%), which was among the fund's top holdings. The second-largest relative contributor was an overweight in Sanmina (+182%). This period we increased our position in Sanmina, making it the biggest holding at period end. An overweight in Perimeter Solutions (+206%) also contributed. This period we increased our position in Perimeter Solutions. It was among our largest holdings.
•Notable changes in positioning include increased exposure to the materials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through April 30, 2026. Initial investment of $10,000. Fidelity® Small Cap Stock K6 Fund $10,000 $11,083 $11,795 $9,850 $16,689 $14,596 $14,248 $16,234 $17,125 $23,489 Russell 2000® Index $10,000 $11,281 $11,801 $9,867 $17,258 $14,347 $13,824 $15,665 $15,802 $22,820 Russell 3000® Index $10,000 $11,171 $12,588 $12,457 $18,799 $18,214 $18,488 $22,611 $25,188 $33,000 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Stock K6 Fund 37.16% 7.07% 10.03% Russell 2000® Index 44.41% 5.75% 9.67% Russell 3000® Index 31.01% 11.91% 14.29% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 18,328,927	$ 18,328,927	$ 18,328,927	$ 18,328,927	$ 18,328,927	$ 18,328,927
Holdings Count | shares	140	140	140	140	140	140
Advisory Fees Paid, Amount	$ 99,072
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$18,328,927
Number of Holdings	140
Total Advisory Fee	$99,072
Portfolio Turnover	185%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.1 Industrials 18.8 Financials 13.1 Health Care 12.0 Consumer Discretionary 11.5 Materials 9.6 Real Estate 4.0 Energy 3.5 Utilities 3.2 Consumer Staples 2.6 Communication Services 1.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 89.6 Thailand 2.3 Canada 1.8 Japan 1.2 Switzerland 1.1 Italy 1.0 Taiwan 0.7 Puerto Rico 0.7 Israel 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Thailand - 2.3 Canada - 1.8 Japan - 1.2 Switzerland - 1.1 Italy - 1.0 Taiwan - 0.7 Puerto Rico - 0.7 Israel - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 3.4 IES Holdings Inc 2.4 Fabrinet 2.3 Element Solutions Inc 2.2 Perimeter Solutions Inc 2.1 Grand Canyon Education Inc 2.0 Cbiz Inc 1.7 Herc Holdings Inc 1.6 Laureate Education Inc 1.5 Perella Weinberg Partners Class A 1.5 20.7
Fidelity Small Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock Fund
Class Name	Fidelity® Small Cap Stock Fund
Trading Symbol	FSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock Fund	$ 101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark Russell 2000 Index for the fiscal year, especially within industrials. Also hurting our result was security selection in financials, primarily within the insurance industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an overweight in CBIZ (-55%). This period we increased our stake in CBIZ, which was among the fund's biggest holdings. A second notable relative detractor was an overweight in Baldwin Insurance (-45%). The company was among the fund's largest holdings for the 12 months. Not owning Bloom Energy, a benchmark component that gained approximately 1447%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in consumer discretionary. Security selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative result. Also helping relative performance was an overweight in industrials.
•The top individual relative contributor was an overweight in IES Holdings (+220%). This period we decreased our investment in the stock, which was among our largest holdings. The second-biggest relative contributor was an overweight in Sanmina (+184%). The company was one of the fund's largest holdings at period end. Another notable relative contributor was an overweight in Perimeter Solutions (+203%). This period we increased our position in Perimeter Solutions. It was one of our top holdings.
•Notable changes in positioning include increased exposure to the materials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Small Cap Stock Fund $10,000 $11,544 $12,743 $13,592 $11,302 $19,035 $16,459 $15,911 $18,092 $19,039 $25,798 Russell 2000® Index $10,000 $12,563 $14,012 $14,658 $12,256 $21,437 $17,821 $17,171 $19,459 $19,629 $28,347 Russell 3000® Index $10,000 $11,858 $13,406 $15,106 $14,948 $22,560 $21,857 $22,186 $27,133 $30,227 $39,601 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Stock Fund 35.50% 6.27% 9.94% Russell 2000® Index 44.41% 5.75% 10.98% Russell 3000® Index 31.01% 11.91% 14.75% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,287,278,588	$ 1,287,278,588	$ 1,287,278,588	$ 1,287,278,588	$ 1,287,278,588	$ 1,287,278,588
Holdings Count | shares	140	140	140	140	140	140
Advisory Fees Paid, Amount	$ 9,992,369
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,287,278,588
Number of Holdings	140
Total Advisory Fee	$9,992,369
Portfolio Turnover	159%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.0 Industrials 18.4 Financials 12.9 Health Care 12.0 Consumer Discretionary 11.7 Materials 9.6 Real Estate 3.9 Energy 3.6 Utilities 3.4 Consumer Staples 2.6 Communication Services 1.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.5 Thailand 2.3 Canada 1.8 Japan 1.2 Switzerland 1.2 Italy 1.0 Taiwan 0.7 Israel 0.6 Puerto Rico 0.6 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Thailand - 2.3 Canada - 1.8 Japan - 1.2 Switzerland - 1.2 Italy - 1.0 Taiwan - 0.7 Israel - 0.6 Puerto Rico - 0.6 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 3.4 IES Holdings Inc 2.5 Fabrinet 2.3 Element Solutions Inc 2.3 Perimeter Solutions Inc 2.1 Grand Canyon Education Inc 2.0 Cbiz Inc 1.7 Herc Holdings Inc 1.5 Laureate Education Inc 1.5 Ligand Pharmaceuticals Inc 1.5 20.8
Fidelity Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Discovery Fund
Class Name	Fidelity® Small Cap Discovery Fund
Trading Symbol	FSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Discovery Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Discovery Fund	$ 76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within the industrials sector. Picks in health care, primarily the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Further detracting from our result were investment choices and an underweight in materials.
•The biggest individual relative detractor was our non-benchmark stake in Genpact (-30%), where we decreased our investment this period. Still, the company was among the fund's biggest holdings. A non-benchmark stake in Kyndryl Holdings returned -66% and was another notable relative detractor. The stock was not held at period end. An overweight in Insight Enterprises (-47%) also hurt. The company was among the fund's largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. An overweight in industrials and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+229%), one of our largest holdings. A second notable relative contributor was an overweight in Sanmina (+184%), another of the fund's biggest holding at period end. An overweight in Fabrinet (+231%) also helped. The stock was among the fund's biggest holdings.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Small Cap Discovery Fund $10,000 $11,576 $12,209 $12,814 $10,010 $17,771 $17,249 $16,936 $19,912 $18,802 $24,772 Russell 2000® Index $10,000 $12,563 $14,012 $14,658 $12,256 $21,437 $17,821 $17,171 $19,459 $19,629 $28,347 Russell 3000® Index $10,000 $11,858 $13,406 $15,106 $14,948 $22,560 $21,857 $22,186 $27,133 $30,227 $39,601 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Discovery Fund 31.75% 6.87% 9.50% Russell 2000® Index 44.41% 5.75% 10.98% Russell 3000® Index 31.01% 11.91% 14.75% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,212,643,209	$ 2,212,643,209	$ 2,212,643,209	$ 2,212,643,209	$ 2,212,643,209	$ 2,212,643,209
Holdings Count | shares	159	159	159	159	159	159
Advisory Fees Paid, Amount	$ 14,659,187
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,212,643,209
Number of Holdings	159
Total Advisory Fee	$14,659,187
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.8 Information Technology 19.5 Health Care 14.6 Financials 14.5 Consumer Discretionary 12.9 Materials 7.4 Energy 4.2 Consumer Staples 1.0 Utilities 0.7 Real Estate 0.7 Communication Services 0.4 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 94.9 Thailand 2.8 Puerto Rico 1.2 Canada 0.3 Grand Cayman (UK Overseas Ter) 0.2 Bailiwick Of Guernsey 0.2 Brazil 0.2 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.9 Thailand - 2.8 Puerto Rico - 1.2 Canada - 0.3 Grand Cayman (UK Overseas Ter) - 0.2 Bailiwick Of Guernsey - 0.2 Brazil - 0.2 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 4.3 IES Holdings Inc 3.4 Old National Bancorp/IN 2.8 Fabrinet 2.8 Lantheus Holdings Inc 2.6 Laureate Education Inc 2.4 Brady Corp Class A 2.3 DXP Enterprises Inc/TX 2.2 Academy Sports & Outdoors Inc 2.2 Ovintiv Inc 1.9 26.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Discovery Fund
Class Name	Fidelity® Series Small Cap Discovery Fund
Trading Symbol	FJACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Small Cap Discovery Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within the industrials sector. Stock picks in health care, primarily the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Further detracting from our result were investment choices and an underweight in materials.
•The fund's non-benchmark stake in Genpact returned about -30% and was the largest individual relative detractor. We decreased our position in Genpact, though the company was the fund's biggest holding this period. A non-benchmark stake in Kyndryl Holdings returned -66% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was an overweight in Insight Enterprises (-47%), one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in consumer discretionary. An overweight in industrials and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+229%), one of the fund's largest holdings. A second notable relative contributor was an overweight in Sanmina (+184%), the fund's biggest holding at period end. An overweight in Fabrinet (+235%) also helped. The stock was one of our largest holdings.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Series Small Cap Discovery Fund $10,000 $11,560 $12,408 $13,360 $10,667 $19,083 $18,630 $18,442 $21,802 $20,629 $27,280 Russell 2000® Index $10,000 $12,563 $14,012 $14,658 $12,256 $21,437 $17,821 $17,171 $19,459 $19,629 $28,347 Russell 3000® Index $10,000 $11,858 $13,406 $15,106 $14,948 $22,560 $21,857 $22,186 $27,133 $30,227 $39,601 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Small Cap Discovery Fund 32.24% 7.41% 10.56% Russell 2000® Index 44.41% 5.75% 10.98% Russell 3000® Index 31.01% 11.91% 14.75% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,961,512,239	$ 1,961,512,239	$ 1,961,512,239	$ 1,961,512,239	$ 1,961,512,239	$ 1,961,512,239
Holdings Count | shares	159	159	159	159	159	159
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,961,512,239
Number of Holdings	159
Total Advisory Fee	$0
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.7 Information Technology 19.9 Health Care 14.8 Financials 13.8 Consumer Discretionary 12.5 Materials 7.4 Energy 4.3 Consumer Staples 1.0 Utilities 0.7 Real Estate 0.7 Communication Services 0.5 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 95.1 Thailand 2.8 Puerto Rico 1.0 Canada 0.3 Bailiwick Of Guernsey 0.2 Netherlands 0.2 Grand Cayman (UK Overseas Ter) 0.2 Brazil 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Thailand - 2.8 Puerto Rico - 1.0 Canada - 0.3 Bailiwick Of Guernsey - 0.2 Netherlands - 0.2 Grand Cayman (UK Overseas Ter) - 0.2 Brazil - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sanmina Corp 4.5 IES Holdings Inc 3.5 Fabrinet 2.8 Lantheus Holdings Inc 2.6 Old National Bancorp/IN 2.5 Laureate Education Inc 2.5 DXP Enterprises Inc/TX 2.2 Brady Corp Class A 2.0 Ovintiv Inc 2.0 Academy Sports & Outdoors Inc 1.9 26.5
Fidelity Series Small Cap Core Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Core Fund
Class Name	Fidelity® Series Small Cap Core Fund
Trading Symbol	FSSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Small Cap Core Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Core Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology, where our stock picks in technology hardware & equipment helped most. Stock selection in financials, primarily within the banks industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+813%). The stock was not held at period end. The second-largest relative contributor was an overweight in IES Holdings (+225%). The company was the fund's biggest holding at period end. Another notable relative contributor was an overweight in Solaris Energy Infrastructure (+214%). This was a stake we established this period. The company was among the fund's largest holdings at period end.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in materials. Stock selection in industrials, primarily within the commercial & professional services industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Bloom Energy (+1447%). This was a stake we established this period. The company was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in PAR Technology (-77%). An underweight in Credo Technology (+304%) also detracted. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the materials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 4, 2022 through April 30, 2026. Initial investment of $10,000. Fidelity® Series Small Cap Core Fund $10,000 $9,833 $11,289 $10,878 $16,149 Russell 2000® Index $10,000 $9,905 $11,224 $11,322 $16,351 Russell 3000® Index $10,000 $11,026 $13,485 $15,023 $19,682 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Small Cap Core Fund 48.45% 14.73% Russell 2000® Index 44.41% 15.14% Russell 3000® Index 31.01% 21.43% A From November 4, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Nov. 04, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,617,741,549	$ 1,617,741,549	$ 1,617,741,549	$ 1,617,741,549	$ 1,617,741,549	$ 1,617,741,549
Holdings Count | shares	227	227	227	227	227	227
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,617,741,549
Number of Holdings	227
Total Advisory Fee	$0
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Information Technology 16.8 Financials 16.5 Health Care 15.6 Consumer Discretionary 8.3 Energy 6.1 Real Estate 5.1 Materials 4.3 Communication Services 2.4 Utilities 2.4 Consumer Staples 1.3 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.6 Canada 1.4 Thailand 1.3 Israel 0.9 Puerto Rico 0.9 Taiwan 0.8 Norway 0.8 Japan 0.6 Bahamas (Nassau) 0.5 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 1.4 Thailand - 1.3 Israel - 0.9 Puerto Rico - 0.9 Taiwan - 0.8 Norway - 0.8 Japan - 0.6 Bahamas (Nassau) - 0.5 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 1.4 Bloom Energy Corp Class A 1.4 Fabrinet 1.3 Sanmina Corp 1.2 TTM Technologies Inc 1.1 Nextpower Inc Class A 1.1 Solaris Energy Infrastructure Inc Class A 1.1 Diodes Inc 1.1 EchoStar Corp Class A 1.1 Chord Energy Corp 1.1 11.9
Fidelity Mid-Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock K6 Fund
Class Name	Fidelity® Mid-Cap Stock K6 Fund
Trading Symbol	FNKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock K6 Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock K6 Fund	$ 53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock selection in industrials, within the capital goods industry, also boosted relative performance. Also lifting the fund's relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+641%). This period we decreased our stake in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained roughly 895% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1377%). This period we decreased our stake in Lumentum Holdings.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an overweight in consumer discretionary. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). Not owning MasTec, a benchmark component that gained about 210%, was the second-largest relative detractor. A non-benchmark stake in Molina Healthcare returned -54% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through April 30, 2026. Initial investment of $10,000. Fidelity® Mid-Cap Stock K6 Fund $10,000 $8,826 $14,421 $14,533 $14,798 $16,676 $17,369 $23,314 S&P MidCap 400® Index $10,000 $8,742 $14,678 $13,646 $13,828 $16,154 $16,347 $21,168 S&P 500® Index $10,000 $10,241 $14,951 $14,983 $15,382 $18,867 $21,150 $27,717 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid-Cap Stock K6 Fund 34.23% 10.08% 13.08% S&P MidCap 400® Index 29.49% 7.60% 11.51% S&P 500® Index 31.05% 13.14% 15.96% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,388,148,753	$ 1,388,148,753	$ 1,388,148,753	$ 1,388,148,753	$ 1,388,148,753	$ 1,388,148,753
Holdings Count | shares	182	182	182	182	182	182
Advisory Fees Paid, Amount	$ 5,343,768
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,388,148,753
Number of Holdings	182
Total Advisory Fee	$5,343,768
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.9 Financials 13.1 Information Technology 12.8 Consumer Discretionary 11.1 Health Care 7.9 Energy 7.0 Materials 6.3 Real Estate 5.7 Consumer Staples 2.0 Utilities 1.8 Communication Services 1.4 Common Stocks 97.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 88.9 Canada 2.9 Italy 1.9 United Kingdom 1.5 Thailand 1.3 Brazil 0.8 Belgium 0.6 Germany 0.4 Israel 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 2.9 Italy - 1.9 United Kingdom - 1.5 Thailand - 1.3 Brazil - 0.8 Belgium - 0.6 Germany - 0.4 Israel - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 TechnipFMC PLC 1.5 Imperial Oil Ltd 1.5 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 Comfort Systems USA Inc 1.2 14.0
Fidelity Mid-Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund
Trading Symbol	FMCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock Fund	$ 73	0.62%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock picks in industrials, within the capital goods industry, also boosted relative performance. Also helping our relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+638%). This period we considerably decreased our share count in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained 894% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1374%). This period we decreased our stake in Lumentum Holdings.
•In contrast, picks and an overweight in consumer discretionary detracted most from performance versus the benchmark. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). A second notable relative detractor this period was avoiding MasTec, a benchmark component that gained roughly 210%. Another notable relative detractor was our non-benchmark stake in Molina Healthcare (-54%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Mid-Cap Stock Fund $10,000 $11,680 $13,159 $14,199 $12,436 $20,501 $20,742 $20,961 $23,554 $24,592 $33,245 S&P MidCap 400® Index $10,000 $12,046 $13,222 $14,147 $12,033 $20,205 $18,784 $19,035 $22,237 $22,503 $29,139 S&P 500® Index $10,000 $11,792 $13,356 $15,158 $15,289 $22,320 $22,367 $22,963 $28,167 $31,574 $41,379 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mid-Cap Stock Fund 35.19% 10.15% 12.76% S&P MidCap 400® Index 29.49% 7.60% 11.29% S&P 500® Index 31.05% 13.14% 15.26% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678
Holdings Count | shares	183	183	183	183	183	183
Advisory Fees Paid, Amount	$ 46,769,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,758,455,678
Number of Holdings	183
Total Advisory Fee	$46,769,790
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 12.7 Information Technology 12.6 Consumer Discretionary 10.9 Health Care 7.6 Energy 6.7 Materials 6.2 Real Estate 5.6 Consumer Staples 1.9 Utilities 1.7 Communication Services 1.3 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 89.1 Canada 2.9 Italy 2.0 United Kingdom 1.4 Thailand 1.3 Brazil 0.8 Belgium 0.5 Germany 0.4 Israel 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.9 Italy - 2.0 United Kingdom - 1.4 Thailand - 1.3 Brazil - 0.8 Belgium - 0.5 Germany - 0.4 Israel - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 Space Exploration Technologies Corp 2.0 Imperial Oil Ltd 1.5 TechnipFMC PLC 1.4 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.3 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 14.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid-Cap Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund Class K
Trading Symbol	FKMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock picks in industrials, within the capital goods industry, also boosted relative performance. Also helping our relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+638%). This period we considerably decreased our share count in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained 894% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1374%). This period we decreased our stake in Lumentum Holdings.
•In contrast, picks and an overweight in consumer discretionary detracted most from performance versus the benchmark. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). A second notable relative detractor this period was avoiding MasTec, a benchmark component that gained roughly 210%. Another notable relative detractor was our non-benchmark stake in Molina Healthcare (-54%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Class K $10,000 $11,696 $13,191 $14,245 $12,493 $20,614 $20,872 $21,116 $23,746 $24,814 $33,567 S&P MidCap 400® Index $10,000 $12,046 $13,222 $14,147 $12,033 $20,205 $18,784 $19,035 $22,237 $22,503 $29,139 S&P 500® Index $10,000 $11,792 $13,356 $15,158 $15,289 $22,320 $22,367 $22,963 $28,167 $31,574 $41,379 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 35.27% 10.24% 12.87% S&P MidCap 400® Index 29.49% 7.60% 11.29% S&P 500® Index 31.05% 13.14% 15.26% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678
Holdings Count | shares	183	183	183	183	183	183
Advisory Fees Paid, Amount	$ 46,769,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,758,455,678
Number of Holdings	183
Total Advisory Fee	$46,769,790
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 12.7 Information Technology 12.6 Consumer Discretionary 10.9 Health Care 7.6 Energy 6.7 Materials 6.2 Real Estate 5.6 Consumer Staples 1.9 Utilities 1.7 Communication Services 1.3 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 89.1 Canada 2.9 Italy 2.0 United Kingdom 1.4 Thailand 1.3 Brazil 0.8 Belgium 0.5 Germany 0.4 Israel 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.9 Italy - 2.0 United Kingdom - 1.4 Thailand - 1.3 Brazil - 0.8 Belgium - 0.5 Germany - 0.4 Israel - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 Space Exploration Technologies Corp 2.0 Imperial Oil Ltd 1.5 TechnipFMC PLC 1.4 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.3 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 14.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Large Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock K6 Fund
Class Name	Fidelity® Large Cap Stock K6 Fund
Trading Symbol	FCLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock K6 Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock K6 Fund	$ 54	0.45%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials. Stock picking in financials and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+191%), which was among the fund's largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+45%), also one of the fund's biggest holdings. Another notable relative contributor this period was avoiding Berkshire Hathaway, a benchmark component that returned -11%.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Also hurting our result was security selection in real estate and consumer staples, primarily within the food, beverage & tobacco industry. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained 264%, was the largest individual relative detractor. A non-benchmark stake in SAP returned about -42% and was a second notable relative detractor. An overweight in Boston Scientific (-44%) also hurt. This period we increased our investment in Boston Scientific.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through April 30, 2026. Initial investment of $10,000. Fidelity® Large Cap Stock K6 Fund $10,000 $11,065 $12,185 $11,171 $17,207 $17,084 $18,986 $23,677 $26,529 $37,279 S&P 500® Index $10,000 $11,159 $12,665 $12,774 $18,648 $18,688 $19,186 $23,534 $26,380 $34,572 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Large Cap Stock K6 Fund 40.52% 16.72% 15.86% S&P 500® Index 31.05% 13.14% 14.89% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 173,852,217	$ 173,852,217	$ 173,852,217	$ 173,852,217	$ 173,852,217	$ 173,852,217
Holdings Count | shares	181	181	181	181	181	181
Advisory Fees Paid, Amount	$ 503,901
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$173,852,217
Number of Holdings	181
Total Advisory Fee	$503,901
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.2 Industrials 17.3 Financials 11.9 Communication Services 10.6 Health Care 9.2 Energy 8.0 Consumer Discretionary 6.4 Consumer Staples 5.2 Materials 1.0 Utilities 0.7 Real Estate 0.5 Common Stocks 94.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 United States 92.2 Canada 2.1 United Kingdom 2.0 Belgium 1.1 Taiwan 0.9 Netherlands 0.7 Zambia 0.3 Germany 0.2 France 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 Canada - 2.1 United Kingdom - 2.0 Belgium - 1.1 Taiwan - 0.9 Netherlands - 0.7 Zambia - 0.3 Germany - 0.2 France - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Boeing Co 4.9 Microsoft Corp 4.6 Wells Fargo & Co 4.0 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 Exxon Mobil Corp 3.7 GE Aerospace 3.6 Amazon.com Inc 3.5 Alphabet Inc Class C 3.2 43.1
Fidelity Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity® Large Cap Stock Fund
Trading Symbol	FLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock Fund	$ 88	0.73%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials. Stock picking in financials and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+193%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+45%). The stock was among our top holdings. Another notable relative contributor was a non-benchmark stake in Imperial Oil (+103%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. An overweight in financials also hampered the fund's result. Also hurting our result were picks in real estate. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained 264%, was the biggest individual relative detractor. A non-benchmark stake in SAP returned roughly -42% and was a second notable relative detractor. An overweight in Boston Scientific (-44%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Large Cap Stock Fund $10,000 $12,037 $13,356 $14,635 $13,403 $20,652 $20,558 $22,271 $27,631 $31,025 $43,600 S&P 500® Index $10,000 $11,792 $13,356 $15,158 $15,289 $22,320 $22,367 $22,963 $28,167 $31,574 $41,379 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Large Cap Stock Fund 40.53% 16.12% 15.86% S&P 500® Index 31.05% 13.14% 15.26% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595
Holdings Count | shares	186	186	186	186	186	186
Advisory Fees Paid, Amount	$ 53,824,994
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,168,906,595
Number of Holdings	186
Total Advisory Fee	$53,824,994
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Industrials 17.2 Financials 12.2 Communication Services 10.7 Health Care 9.5 Energy 8.5 Consumer Discretionary 6.4 Consumer Staples 5.2 Materials 1.1 Utilities 0.8 Real Estate 0.6 Common Stocks 96.3 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.9 Canada 2.5 United Kingdom 2.0 Belgium 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.3 Germany 0.2 France 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 2.5 United Kingdom - 2.0 Belgium - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.3 Germany - 0.2 France - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Boeing Co 4.8 Microsoft Corp 4.7 Wells Fargo & Co 3.9 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 GE Aerospace 3.6 Exxon Mobil Corp 3.6 Amazon.com Inc 3.5 Alphabet Inc Class C 3.1 42.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Large Cap Fund merged into Fidelity® Large Cap Stock Fund on November 21st, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Founders Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity® Founders Fund
Trading Symbol	FIFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Founders Fund	$ 91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Index for the fiscal year, especially within industrials. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks and an overweight in financials.
•The biggest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 119%. Not owning Micron Technology, a benchmark component that gained about 574%, was a second notable relative detractor. Another notable relative detractor was our stake in ROBLOX (+3%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks and an underweight in consumer staples and stock picking and an overweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+137%). The company was the fund's largest holding at period end. A second notable relative contributor was our stake in Oracle (+48%). The stock was not held at period end. An overweight in Coca-Cola Consolidated (+53%) also helped. This period we increased our investment in Coca-Cola Consolidated. The company was one of our biggest holdings at period end.
•Notable changes in positioning include higher allocations to the consumer staples and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2026. Initial investment of $10,000. Fidelity® Founders Fund $10,000 $10,860 $11,890 $18,816 $16,844 $16,559 $21,596 $24,624 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 $21,442 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Founders Fund 27.91% 10.85% 17.25% Russell 3000® Index 31.01% 11.91% 15.40% A From February 14, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930
Holdings Count | shares	75	75	75	75	75	75
Advisory Fees Paid, Amount	$ 1,551,098
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$212,092,930
Number of Holdings	75
Total Advisory Fee	$1,551,098
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.3 Communication Services 14.3 Consumer Discretionary 13.9 Industrials 11.7 Consumer Staples 10.0 Materials 5.0 Health Care 2.8 Energy 2.3 Real Estate 0.6 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 83.1 Canada 4.3 Taiwan 3.2 Korea (South) 2.2 Netherlands 1.6 Italy 1.3 Norway 0.9 China 0.9 Japan 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Canada - 4.3 Taiwan - 3.2 Korea (South) - 2.2 Netherlands - 1.6 Italy - 1.3 Norway - 0.9 China - 0.9 Japan - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class C 9.5 Amazon.com Inc 6.3 NVIDIA Corp 5.8 Interactive Brokers Group Inc Class A 4.0 Marriott International Inc/MD Class A1 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 GE Aerospace 3.1 Monster Beverage Corp 3.0 Coca-Cola Consolidated Inc 2.9 Microsoft Corp 2.9 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Founders Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class Z
Trading Symbol	FIFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Index for the fiscal year, especially within industrials. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks and an overweight in financials.
•The biggest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 119%. Not owning Micron Technology, a benchmark component that gained about 574%, was a second notable relative detractor. Another notable relative detractor was our stake in ROBLOX (+3%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks and an underweight in consumer staples and stock picking and an overweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+137%). The company was the fund's largest holding at period end. A second notable relative contributor was our stake in Oracle (+48%). The stock was not held at period end. An overweight in Coca-Cola Consolidated (+53%) also helped. This period we increased our investment in Coca-Cola Consolidated. The company was one of our biggest holdings at period end.
•Notable changes in positioning include higher allocations to the consumer staples and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2026. Initial investment of $10,000. Class Z $10,000 $10,860 $11,910 $18,876 $16,919 $16,657 $21,765 $24,837 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 $21,442 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 28.05% 11.00% 17.40% Russell 3000® Index 31.01% 11.91% 15.40% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930
Holdings Count | shares	75	75	75	75	75	75
Advisory Fees Paid, Amount	$ 1,551,098
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$212,092,930
Number of Holdings	75
Total Advisory Fee	$1,551,098
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.3 Communication Services 14.3 Consumer Discretionary 13.9 Industrials 11.7 Consumer Staples 10.0 Materials 5.0 Health Care 2.8 Energy 2.3 Real Estate 0.6 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 83.1 Canada 4.3 Taiwan 3.2 Korea (South) 2.2 Netherlands 1.6 Italy 1.3 Norway 0.9 China 0.9 Japan 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Canada - 4.3 Taiwan - 3.2 Korea (South) - 2.2 Netherlands - 1.6 Italy - 1.3 Norway - 0.9 China - 0.9 Japan - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class C 9.5 Amazon.com Inc 6.3 NVIDIA Corp 5.8 Interactive Brokers Group Inc Class A 4.0 Marriott International Inc/MD Class A1 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 GE Aerospace 3.1 Monster Beverage Corp 3.0 Coca-Cola Consolidated Inc 2.9 Microsoft Corp 2.9 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Founders Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class M
Trading Symbol	FIFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 153	1.35%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Index for the fiscal year, especially within industrials. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks and an overweight in financials.
•The biggest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 119%. Not owning Micron Technology, a benchmark component that gained about 574%, was a second notable relative detractor. Another notable relative detractor was our stake in ROBLOX (+3%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks and an underweight in consumer staples and stock picking and an overweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+137%). The company was the fund's largest holding at period end. A second notable relative contributor was our stake in Oracle (+48%). The stock was not held at period end. An overweight in Coca-Cola Consolidated (+53%) also helped. This period we increased our investment in Coca-Cola Consolidated. The company was one of our biggest holdings at period end.
•Notable changes in positioning include higher allocations to the consumer staples and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,470 $11,406 $17,968 $16,004 $15,653 $20,316 $23,032 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 $21,442 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 22.82% 9.50% 16.08% Class M (without 3.50% sales charge) 27.27% 10.28% 16.66% Russell 3000® Index 31.01% 11.91% 15.40% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930
Holdings Count | shares	75	75	75	75	75	75
Advisory Fees Paid, Amount	$ 1,551,098
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$212,092,930
Number of Holdings	75
Total Advisory Fee	$1,551,098
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.3 Communication Services 14.3 Consumer Discretionary 13.9 Industrials 11.7 Consumer Staples 10.0 Materials 5.0 Health Care 2.8 Energy 2.3 Real Estate 0.6 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 83.1 Canada 4.3 Taiwan 3.2 Korea (South) 2.2 Netherlands 1.6 Italy 1.3 Norway 0.9 China 0.9 Japan 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Canada - 4.3 Taiwan - 3.2 Korea (South) - 2.2 Netherlands - 1.6 Italy - 1.3 Norway - 0.9 China - 0.9 Japan - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class C 9.5 Amazon.com Inc 6.3 NVIDIA Corp 5.8 Interactive Brokers Group Inc Class A 4.0 Marriott International Inc/MD Class A1 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 GE Aerospace 3.1 Monster Beverage Corp 3.0 Coca-Cola Consolidated Inc 2.9 Microsoft Corp 2.9 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Founders Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class I
Trading Symbol	FIFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Index for the fiscal year, especially within industrials. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks and an overweight in financials.
•The biggest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 119%. Not owning Micron Technology, a benchmark component that gained about 574%, was a second notable relative detractor. Another notable relative detractor was our stake in ROBLOX (+3%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks and an underweight in consumer staples and stock picking and an overweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+137%). The company was the fund's largest holding at period end. A second notable relative contributor was our stake in Oracle (+48%). The stock was not held at period end. An overweight in Coca-Cola Consolidated (+53%) also helped. This period we increased our investment in Coca-Cola Consolidated. The company was one of our biggest holdings at period end.
•Notable changes in positioning include higher allocations to the consumer staples and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2026. Initial investment of $10,000. Class I $10,000 $10,860 $11,890 $18,826 $16,859 $16,581 $21,635 $24,668 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 $21,442 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 27.96% 10.89% 17.28% Russell 3000® Index 31.01% 11.91% 15.40% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930
Holdings Count | shares	75	75	75	75	75	75
Advisory Fees Paid, Amount	$ 1,551,098
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$212,092,930
Number of Holdings	75
Total Advisory Fee	$1,551,098
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.3 Communication Services 14.3 Consumer Discretionary 13.9 Industrials 11.7 Consumer Staples 10.0 Materials 5.0 Health Care 2.8 Energy 2.3 Real Estate 0.6 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 83.1 Canada 4.3 Taiwan 3.2 Korea (South) 2.2 Netherlands 1.6 Italy 1.3 Norway 0.9 China 0.9 Japan 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Canada - 4.3 Taiwan - 3.2 Korea (South) - 2.2 Netherlands - 1.6 Italy - 1.3 Norway - 0.9 China - 0.9 Japan - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class C 9.5 Amazon.com Inc 6.3 NVIDIA Corp 5.8 Interactive Brokers Group Inc Class A 4.0 Marriott International Inc/MD Class A1 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 GE Aerospace 3.1 Monster Beverage Corp 3.0 Coca-Cola Consolidated Inc 2.9 Microsoft Corp 2.9 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Founders Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class C
Trading Symbol	FIFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	1.85%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Index for the fiscal year, especially within industrials. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks and an overweight in financials.
•The biggest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 119%. Not owning Micron Technology, a benchmark component that gained about 574%, was a second notable relative detractor. Another notable relative detractor was our stake in ROBLOX (+3%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks and an underweight in consumer staples and stock picking and an overweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+137%). The company was the fund's largest holding at period end. A second notable relative contributor was our stake in Oracle (+48%). The stock was not held at period end. An overweight in Coca-Cola Consolidated (+53%) also helped. This period we increased our investment in Coca-Cola Consolidated. The company was one of our biggest holdings at period end.
•Notable changes in positioning include higher allocations to the consumer staples and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2026. Initial investment of $10,000. Class C $10,000 $10,840 $11,750 $18,410 $16,312 $15,876 $20,491 $23,111 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 $21,442 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 25.62% 9.71% 16.06% Class C 26.62% 9.71% 16.06% Russell 3000® Index 31.01% 11.91% 15.40% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930
Holdings Count | shares	75	75	75	75	75	75
Advisory Fees Paid, Amount	$ 1,551,098
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$212,092,930
Number of Holdings	75
Total Advisory Fee	$1,551,098
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.3 Communication Services 14.3 Consumer Discretionary 13.9 Industrials 11.7 Consumer Staples 10.0 Materials 5.0 Health Care 2.8 Energy 2.3 Real Estate 0.6 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 83.1 Canada 4.3 Taiwan 3.2 Korea (South) 2.2 Netherlands 1.6 Italy 1.3 Norway 0.9 China 0.9 Japan 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Canada - 4.3 Taiwan - 3.2 Korea (South) - 2.2 Netherlands - 1.6 Italy - 1.3 Norway - 0.9 China - 0.9 Japan - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class C 9.5 Amazon.com Inc 6.3 NVIDIA Corp 5.8 Interactive Brokers Group Inc Class A 4.0 Marriott International Inc/MD Class A1 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 GE Aerospace 3.1 Monster Beverage Corp 3.0 Coca-Cola Consolidated Inc 2.9 Microsoft Corp 2.9 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Founders Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class A
Trading Symbol	FIFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Index for the fiscal year, especially within industrials. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks and an overweight in financials.
•The biggest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 119%. Not owning Micron Technology, a benchmark component that gained about 574%, was a second notable relative detractor. Another notable relative detractor was our stake in ROBLOX (+3%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks and an underweight in consumer staples and stock picking and an overweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+137%). The company was the fund's largest holding at period end. A second notable relative contributor was our stake in Oracle (+48%). The stock was not held at period end. An overweight in Coca-Cola Consolidated (+53%) also helped. This period we increased our investment in Coca-Cola Consolidated. The company was one of our biggest holdings at period end.
•Notable changes in positioning include higher allocations to the consumer staples and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,226 $11,172 $17,640 $15,746 $15,446 $20,099 $22,834 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 $21,442 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 20.23% 9.25% 15.98% Class A (without 5.75% sales charge) 27.57% 10.55% 16.94% Russell 3000® Index 31.01% 11.91% 15.40% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930	$ 212,092,930
Holdings Count | shares	75	75	75	75	75	75
Advisory Fees Paid, Amount	$ 1,551,098
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$212,092,930
Number of Holdings	75
Total Advisory Fee	$1,551,098
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.3 Communication Services 14.3 Consumer Discretionary 13.9 Industrials 11.7 Consumer Staples 10.0 Materials 5.0 Health Care 2.8 Energy 2.3 Real Estate 0.6 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 83.1 Canada 4.3 Taiwan 3.2 Korea (South) 2.2 Netherlands 1.6 Italy 1.3 Norway 0.9 China 0.9 Japan 0.8 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.1 Canada - 4.3 Taiwan - 3.2 Korea (South) - 2.2 Netherlands - 1.6 Italy - 1.3 Norway - 0.9 China - 0.9 Japan - 0.8 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class C 9.5 Amazon.com Inc 6.3 NVIDIA Corp 5.8 Interactive Brokers Group Inc Class A 4.0 Marriott International Inc/MD Class A1 3.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.2 GE Aerospace 3.1 Monster Beverage Corp 3.0 Coca-Cola Consolidated Inc 2.9 Microsoft Corp 2.9 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid-Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class A
Trading Symbol	FMCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	0.94%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock picks in industrials, within the capital goods industry, also boosted relative performance. Also helping our relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+638%). This period we considerably decreased our share count in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained 894% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1374%). This period we decreased our stake in Lumentum Holdings.
•In contrast, picks and an overweight in consumer discretionary detracted most from performance versus the benchmark. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). A second notable relative detractor this period was avoiding MasTec, a benchmark component that gained roughly 210%. Another notable relative detractor was our non-benchmark stake in Molina Healthcare (-54%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,897 $11,993 S&P MidCap 400® Index $10,000 $9,283 $12,021 S&P 500® Index $10,000 $9,753 $12,782 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 27.05% 12.36% Class A (without 5.75% sales charge) 34.80% 16.71% S&P MidCap 400® Index 29.49% 12.53% S&P 500® Index 31.05% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678
Holdings Count | shares	183	183	183	183	183	183
Advisory Fees Paid, Amount	$ 46,769,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,758,455,678
Number of Holdings	183
Total Advisory Fee	$46,769,790
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 12.7 Information Technology 12.6 Consumer Discretionary 10.9 Health Care 7.6 Energy 6.7 Materials 6.2 Real Estate 5.6 Consumer Staples 1.9 Utilities 1.7 Communication Services 1.3 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 89.1 Canada 2.9 Italy 2.0 United Kingdom 1.4 Thailand 1.3 Brazil 0.8 Belgium 0.5 Germany 0.4 Israel 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.9 Italy - 2.0 United Kingdom - 1.4 Thailand - 1.3 Brazil - 0.8 Belgium - 0.5 Germany - 0.4 Israel - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 Space Exploration Technologies Corp 2.0 Imperial Oil Ltd 1.5 TechnipFMC PLC 1.4 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.3 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 14.6
Fidelity Advisor Mid-Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class M
Trading Symbol	FMCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 139	1.18%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock picks in industrials, within the capital goods industry, also boosted relative performance. Also helping our relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+638%). This period we considerably decreased our share count in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained 894% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1374%). This period we decreased our stake in Lumentum Holdings.
•In contrast, picks and an overweight in consumer discretionary detracted most from performance versus the benchmark. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). A second notable relative detractor this period was avoiding MasTec, a benchmark component that gained roughly 210%. Another notable relative detractor was our non-benchmark stake in Molina Healthcare (-54%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,097 $12,232 S&P MidCap 400® Index $10,000 $9,283 $12,021 S&P 500® Index $10,000 $9,753 $12,782 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 29.75% 13.79% Class M (without 3.50% sales charge) 34.46% 16.43% S&P MidCap 400® Index 29.49% 12.53% S&P 500® Index 31.05% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678
Holdings Count | shares	183	183	183	183	183	183
Advisory Fees Paid, Amount	$ 46,769,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,758,455,678
Number of Holdings	183
Total Advisory Fee	$46,769,790
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 12.7 Information Technology 12.6 Consumer Discretionary 10.9 Health Care 7.6 Energy 6.7 Materials 6.2 Real Estate 5.6 Consumer Staples 1.9 Utilities 1.7 Communication Services 1.3 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 89.1 Canada 2.9 Italy 2.0 United Kingdom 1.4 Thailand 1.3 Brazil 0.8 Belgium 0.5 Germany 0.4 Israel 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.9 Italy - 2.0 United Kingdom - 1.4 Thailand - 1.3 Brazil - 0.8 Belgium - 0.5 Germany - 0.4 Israel - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 Space Exploration Technologies Corp 2.0 Imperial Oil Ltd 1.5 TechnipFMC PLC 1.4 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.3 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 14.6
Fidelity Advisor Mid-Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class C
Trading Symbol	FMCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.69%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock picks in industrials, within the capital goods industry, also boosted relative performance. Also helping our relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+638%). This period we considerably decreased our share count in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained 894% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1374%). This period we decreased our stake in Lumentum Holdings.
•In contrast, picks and an overweight in consumer discretionary detracted most from performance versus the benchmark. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). A second notable relative detractor this period was avoiding MasTec, a benchmark component that gained roughly 210%. Another notable relative detractor was our non-benchmark stake in Molina Healthcare (-54%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2026. Initial investment of $10,000. Class C $10,000 $9,400 $12,575 S&P MidCap 400® Index $10,000 $9,283 $12,021 S&P 500® Index $10,000 $9,753 $12,782 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 32.77% 15.83% Class C 33.77% 15.83% S&P MidCap 400® Index 29.49% 12.53% S&P 500® Index 31.05% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678
Holdings Count | shares	183	183	183	183	183	183
Advisory Fees Paid, Amount	$ 46,769,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,758,455,678
Number of Holdings	183
Total Advisory Fee	$46,769,790
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 12.7 Information Technology 12.6 Consumer Discretionary 10.9 Health Care 7.6 Energy 6.7 Materials 6.2 Real Estate 5.6 Consumer Staples 1.9 Utilities 1.7 Communication Services 1.3 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 89.1 Canada 2.9 Italy 2.0 United Kingdom 1.4 Thailand 1.3 Brazil 0.8 Belgium 0.5 Germany 0.4 Israel 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.9 Italy - 2.0 United Kingdom - 1.4 Thailand - 1.3 Brazil - 0.8 Belgium - 0.5 Germany - 0.4 Israel - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 Space Exploration Technologies Corp 2.0 Imperial Oil Ltd 1.5 TechnipFMC PLC 1.4 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.3 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 14.6
Fidelity Advisor Mid-Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class I
Trading Symbol	FMCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock picks in industrials, within the capital goods industry, also boosted relative performance. Also helping our relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+638%). This period we considerably decreased our share count in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained 894% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1374%). This period we decreased our stake in Lumentum Holdings.
•In contrast, picks and an overweight in consumer discretionary detracted most from performance versus the benchmark. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). A second notable relative detractor this period was avoiding MasTec, a benchmark component that gained roughly 210%. Another notable relative detractor was our non-benchmark stake in Molina Healthcare (-54%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2026. Initial investment of $10,000. Class I $10,000 $9,454 $12,773 S&P MidCap 400® Index $10,000 $9,283 $12,021 S&P 500® Index $10,000 $9,753 $12,782 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 35.12% 17.00% S&P MidCap 400® Index 29.49% 12.53% S&P 500® Index 31.05% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678
Holdings Count | shares	183	183	183	183	183	183
Advisory Fees Paid, Amount	$ 46,769,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,758,455,678
Number of Holdings	183
Total Advisory Fee	$46,769,790
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 12.7 Information Technology 12.6 Consumer Discretionary 10.9 Health Care 7.6 Energy 6.7 Materials 6.2 Real Estate 5.6 Consumer Staples 1.9 Utilities 1.7 Communication Services 1.3 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 89.1 Canada 2.9 Italy 2.0 United Kingdom 1.4 Thailand 1.3 Brazil 0.8 Belgium 0.5 Germany 0.4 Israel 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.9 Italy - 2.0 United Kingdom - 1.4 Thailand - 1.3 Brazil - 0.8 Belgium - 0.5 Germany - 0.4 Israel - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 Space Exploration Technologies Corp 2.0 Imperial Oil Ltd 1.5 TechnipFMC PLC 1.4 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.3 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 14.6
Fidelity Advisor Mid-Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class Z
Trading Symbol	FMCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.58%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Stock picks in industrials, within the capital goods industry, also boosted relative performance. Also helping our relative result was an overweight in energy.
•The top individual relative contributor was an overweight in Ciena (+638%). This period we considerably decreased our share count in Ciena. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Western Digital gained 894% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Lumentum Holdings (+1374%). This period we decreased our stake in Lumentum Holdings.
•In contrast, picks and an overweight in consumer discretionary detracted most from performance versus the benchmark. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in Brunello Cucinelli (-13%). A second notable relative detractor this period was avoiding MasTec, a benchmark component that gained roughly 210%. Another notable relative detractor was our non-benchmark stake in Molina Healthcare (-54%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2026. Initial investment of $10,000. Class Z $10,000 $9,461 $12,797 S&P MidCap 400® Index $10,000 $9,283 $12,021 S&P 500® Index $10,000 $9,753 $12,782 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 35.27% 17.14% S&P MidCap 400® Index 29.49% 12.53% S&P 500® Index 31.05% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678	$ 8,758,455,678
Holdings Count | shares	183	183	183	183	183	183
Advisory Fees Paid, Amount	$ 46,769,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,758,455,678
Number of Holdings	183
Total Advisory Fee	$46,769,790
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.4 Financials 12.7 Information Technology 12.6 Consumer Discretionary 10.9 Health Care 7.6 Energy 6.7 Materials 6.2 Real Estate 5.6 Consumer Staples 1.9 Utilities 1.7 Communication Services 1.3 Common Stocks 96.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 89.1 Canada 2.9 Italy 2.0 United Kingdom 1.4 Thailand 1.3 Brazil 0.8 Belgium 0.5 Germany 0.4 Israel 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.9 Italy - 2.0 United Kingdom - 1.4 Thailand - 1.3 Brazil - 0.8 Belgium - 0.5 Germany - 0.4 Israel - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Flex Ltd 2.0 Space Exploration Technologies Corp 2.0 Imperial Oil Ltd 1.5 TechnipFMC PLC 1.4 Jones Lang LaSalle Inc 1.4 Wintrust Financial Corp 1.3 Fabrinet 1.3 Woodward Inc 1.3 Twilio Inc Class A 1.2 XPO Inc 1.2 14.6
Fidelity Advisor Large Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity Advisor® Large Cap Stock Fund Class A
Trading Symbol	FLAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 49	1.01%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials. Stock picking in financials and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+193%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+45%). The stock was among our top holdings. Another notable relative contributor was a non-benchmark stake in Imperial Oil (+103%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. An overweight in financials also hampered the fund's result. Also hurting our result were picks in real estate. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained 264%, was the biggest individual relative detractor. A non-benchmark stake in SAP returned roughly -42% and was a second notable relative detractor. An overweight in Boston Scientific (-44%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to financials.

Net Assets	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595
Holdings Count | shares	186	186	186	186	186	186
Advisory Fees Paid, Amount	$ 53,824,994
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,168,906,595
Number of Holdings	186
Total Advisory Fee	$53,824,994
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Industrials 17.2 Financials 12.2 Communication Services 10.7 Health Care 9.5 Energy 8.5 Consumer Discretionary 6.4 Consumer Staples 5.2 Materials 1.1 Utilities 0.8 Real Estate 0.6 Common Stocks 96.3 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.9 Canada 2.5 United Kingdom 2.0 Belgium 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.3 Germany 0.2 France 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 2.5 United Kingdom - 2.0 Belgium - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.3 Germany - 0.2 France - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Boeing Co 4.8 Microsoft Corp 4.7 Wells Fargo & Co 3.9 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 GE Aerospace 3.6 Exxon Mobil Corp 3.6 Amazon.com Inc 3.5 Alphabet Inc Class C 3.1 42.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Large Cap Fund merged into Fidelity® Large Cap Stock Fund on November 21st, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity Advisor® Large Cap Stock Fund Class M
Trading Symbol	FLAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 61	1.25%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials. Stock picking in financials and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+193%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+45%). The stock was among our top holdings. Another notable relative contributor was a non-benchmark stake in Imperial Oil (+103%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. An overweight in financials also hampered the fund's result. Also hurting our result were picks in real estate. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained 264%, was the biggest individual relative detractor. A non-benchmark stake in SAP returned roughly -42% and was a second notable relative detractor. An overweight in Boston Scientific (-44%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to financials.

Net Assets	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595
Holdings Count | shares	186	186	186	186	186	186
Advisory Fees Paid, Amount	$ 53,824,994
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,168,906,595
Number of Holdings	186
Total Advisory Fee	$53,824,994
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Industrials 17.2 Financials 12.2 Communication Services 10.7 Health Care 9.5 Energy 8.5 Consumer Discretionary 6.4 Consumer Staples 5.2 Materials 1.1 Utilities 0.8 Real Estate 0.6 Common Stocks 96.3 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.9 Canada 2.5 United Kingdom 2.0 Belgium 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.3 Germany 0.2 France 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 2.5 United Kingdom - 2.0 Belgium - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.3 Germany - 0.2 France - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Boeing Co 4.8 Microsoft Corp 4.7 Wells Fargo & Co 3.9 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 GE Aerospace 3.6 Exxon Mobil Corp 3.6 Amazon.com Inc 3.5 Alphabet Inc Class C 3.1 42.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Large Cap Fund merged into Fidelity® Large Cap Stock Fund on November 21st, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity Advisor® Large Cap Stock Fund Class C
Trading Symbol	FLAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 86	1.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials. Stock picking in financials and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+193%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+45%). The stock was among our top holdings. Another notable relative contributor was a non-benchmark stake in Imperial Oil (+103%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. An overweight in financials also hampered the fund's result. Also hurting our result were picks in real estate. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained 264%, was the biggest individual relative detractor. A non-benchmark stake in SAP returned roughly -42% and was a second notable relative detractor. An overweight in Boston Scientific (-44%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to financials.

Net Assets	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595
Holdings Count | shares	186	186	186	186	186	186
Advisory Fees Paid, Amount	$ 53,824,994
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,168,906,595
Number of Holdings	186
Total Advisory Fee	$53,824,994
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Industrials 17.2 Financials 12.2 Communication Services 10.7 Health Care 9.5 Energy 8.5 Consumer Discretionary 6.4 Consumer Staples 5.2 Materials 1.1 Utilities 0.8 Real Estate 0.6 Common Stocks 96.3 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.9 Canada 2.5 United Kingdom 2.0 Belgium 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.3 Germany 0.2 France 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 2.5 United Kingdom - 2.0 Belgium - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.3 Germany - 0.2 France - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Boeing Co 4.8 Microsoft Corp 4.7 Wells Fargo & Co 3.9 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 GE Aerospace 3.6 Exxon Mobil Corp 3.6 Amazon.com Inc 3.5 Alphabet Inc Class C 3.1 42.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Large Cap Fund merged into Fidelity® Large Cap Stock Fund on November 21st, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity Advisor® Large Cap Stock Fund Class I
Trading Symbol	FHZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 37	0.76%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials. Stock picking in financials and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+193%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+45%). The stock was among our top holdings. Another notable relative contributor was a non-benchmark stake in Imperial Oil (+103%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. An overweight in financials also hampered the fund's result. Also hurting our result were picks in real estate. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained 264%, was the biggest individual relative detractor. A non-benchmark stake in SAP returned roughly -42% and was a second notable relative detractor. An overweight in Boston Scientific (-44%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to financials.

Net Assets	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595
Holdings Count | shares	186	186	186	186	186	186
Advisory Fees Paid, Amount	$ 53,824,994
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,168,906,595
Number of Holdings	186
Total Advisory Fee	$53,824,994
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Industrials 17.2 Financials 12.2 Communication Services 10.7 Health Care 9.5 Energy 8.5 Consumer Discretionary 6.4 Consumer Staples 5.2 Materials 1.1 Utilities 0.8 Real Estate 0.6 Common Stocks 96.3 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.9 Canada 2.5 United Kingdom 2.0 Belgium 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.3 Germany 0.2 France 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 2.5 United Kingdom - 2.0 Belgium - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.3 Germany - 0.2 France - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Boeing Co 4.8 Microsoft Corp 4.7 Wells Fargo & Co 3.9 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 GE Aerospace 3.6 Exxon Mobil Corp 3.6 Amazon.com Inc 3.5 Alphabet Inc Class C 3.1 42.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Large Cap Fund merged into Fidelity® Large Cap Stock Fund on November 21st, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Large Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity Advisor® Large Cap Stock Fund Class Z
Trading Symbol	FLAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period November 13, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 32	0.64%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials. Stock picking in financials and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+193%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+45%). The stock was among our top holdings. Another notable relative contributor was a non-benchmark stake in Imperial Oil (+103%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. An overweight in financials also hampered the fund's result. Also hurting our result were picks in real estate. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained 264%, was the biggest individual relative detractor. A non-benchmark stake in SAP returned roughly -42% and was a second notable relative detractor. An overweight in Boston Scientific (-44%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to financials.

Net Assets	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595	$ 10,168,906,595
Holdings Count | shares	186	186	186	186	186	186
Advisory Fees Paid, Amount	$ 53,824,994
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,168,906,595
Number of Holdings	186
Total Advisory Fee	$53,824,994
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Industrials 17.2 Financials 12.2 Communication Services 10.7 Health Care 9.5 Energy 8.5 Consumer Discretionary 6.4 Consumer Staples 5.2 Materials 1.1 Utilities 0.8 Real Estate 0.6 Common Stocks 96.3 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.9 Canada 2.5 United Kingdom 2.0 Belgium 1.1 Taiwan 0.9 Netherlands 0.6 Zambia 0.3 Germany 0.2 France 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 2.5 United Kingdom - 2.0 Belgium - 1.1 Taiwan - 0.9 Netherlands - 0.6 Zambia - 0.3 Germany - 0.2 France - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Boeing Co 4.8 Microsoft Corp 4.7 Wells Fargo & Co 3.9 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 GE Aerospace 3.6 Exxon Mobil Corp 3.6 Amazon.com Inc 3.5 Alphabet Inc Class C 3.1 42.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Large Cap Fund merged into Fidelity® Large Cap Stock Fund on November 21st, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 13, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec